Share Capital - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Detailed Information About Share Capital [Abstract]
Number of share options outstanding at beginning of period | shares	1,830,000	2,080,000	1,400,000
Weighted average exercise price of share options outstanding at beginning of period | $ / shares	$ 0.51	$ 0.79	$ 2.04
Number of share options granted | shares			1,110,000
Weighted average exercise price of share options granted | $ / shares			$ 0.43
Number of share options cancelled | shares	(100,000)	(250,000)	(430,000)
Weighted average exercise price of share options cancelled | $ / shares	$ 0.52	$ 0.91	$ 0.69
Number of share options outstanding at end of period | shares	1,730,000	1,830,000	2,080,000
Weighted average exercise price of share options outstanding at end of period | $ / shares	$ 0.51	$ 0.51	$ 0.79
Number of share options exercisable at end of period | shares	1,730,000	1,755,000	1,905,000
Weighted average exercise price of share options exercisable at end of period | $ / shares	$ 0.51	$ 0.54	$ 0.82